SEMI-ANNUAL REPORT



================================================================================

                               THE FAIRHOLME FUND

================================================================================



                                A NO-LOAD CAPITAL
                                APPRECIATION FUND



                            For the Six Months Ended:
                                  MAY 31, 2002



                             WWW.FAIRHOLMEFUNDS.COM


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                               THE FAIRHOLME FUND
                            SEMI-ANNUAL REPORT 2002

July 12, 2002

Dear Fellow Shareholder,

Below is a comparison of the Fund's performance and that of the Standard & Poor's 500 Index (with dividends reinvested) for the six-month period ended May 31, 2002.

                                     6 MONTHS ENDED                SINCE
                                      MAY 31, 2002              INCEPTION

     The Fairholme Fund                    +8.9%                 +66.4%
     S&P 500 Index                         -5.7%                 -25.2%

The Fund experienced good absolute and relative performance. Positive trends continue in the property-casualty insurance industry. Improvements in policy rates and terms are just beginning to translate into higher earnings. Meanwhile, the excesses of the last few years continue to weigh on market indexes. Despite the large price declines of many of yesterday's favorites, investors may be surprised to find that an eventually improving economy may not help companies whose market values still exceed intrinsic values. However, continued distress in some of today's troubled industries may allow us to eventually uncover a few companies that meet the Fund's investment criteria.

We have placed great emphasis on finding good businesses run by decent, honest, and talented managers - which has helped us avoid much of the inevitable hangover caused by foolish behavior in recent years. Markel Corporation, a specialty insurer, has many of the characteristics we seek. The company's accounting is conservative and management has a record of generating excellent returns for owners. Compensation to employees is fair and management spends significant time discussing past mistakes and future risks when communicating to shareholders (and all businesses have risks, despite what you hear at many meetings and read in most company reports).

In recent weeks, investors have relearned a basic truth about markets - prices go down as well as up. While emotionally taxing, down markets give us what we need to earn above-average returns - low prices for excellent businesses. With investments in Markel and other sensible companies engineered to take advantage of difficult times, your adviser looks forward to the future. The seeds of future gains are sowed in tough markets.

On an administrative note, The Fairholme Fund's new transfer agent is Citco-Quaker Fund Services, Inc. Their details are on the back cover of this report. Please call Citco if you need assistance with your account or with new purchases.

To learn more about The Fairholme Fund and its adviser, Fairholme Capital Management, please visit www.fairholmefunds.com. Thank you for your support.
                         ----------------------

Sincerely,




 /s/ Bruce R. Berkowitz    /s/ Lawrence S. Pitkowsky   /s/ Keith D. Trauner
 ----------------------    -------------------------   --------------------
   Bruce R. Berkowitz        Lawrence S. Pitkowsky       Keith D. Trauner

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THE FAIRHOLME FUND
================================================================================
                                                         SCHEDULE OF INVESTMENTS
                                                        May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

    SHARES                                                          MARKET VALUE
    ------                                                          ------------
               COMMON STOCKS - 69.11%

               COMPUTERS - 2.37%
   180,000       Gateway, Inc.*                                     $   964,800
                                                                    -----------

               DIVERSIFIED HOLDING COMPANY - 32.00%
     7,324       Alleghany Corp.*                                     1,361,165
     3,970       Berkshire Hathaway, Inc.*                            9,813,840
    54,500       Leucadia National Corp.                              1,871,530
                                                                    -----------
                                                                     13,046,535
                                                                    -----------

               FINANCIAL SERVICES - 3.13%
    30,000       American Express Co.                                 1,275,300
                                                                    -----------
               GOLD ORES - 0.48%
     9,000       Barrick Gold Corp.                                     196,200
                                                                    -----------

               HOME FURNISHINGS - 1.68%
    18,000       Ethan Allen Interiors, Inc.                            684,900
                                                                    -----------

               HOSPITAL/MEDICAL SERVICES - 2.37%
    20,000       Oxford Health Plans*                                   964,000
                                                                    -----------

               NEWSPAPERS: PUBLISHING AND PRINTING - 0.64%
     7,300       Daily Journal Corp.*                                   197,100
       100       Washington Post Co.                                     61,740
                                                                    -----------
                                                                        258,840
                                                                    -----------

               PERSONAL CREDIT INSTITUTIONS - 7.95%
    57,600       Household International, Inc.                        2,946,240
     3,200       Student Loan Corp.                                     295,936
                                                                    -----------
                                                                      3,242,176
                                                                    -----------

               PROPERTY & CASUALTY INSURANCE - 14.11%
     9,821       Markel Corp.*                                        2,054,160
    17,000       Mercury General Corp.                                  820,250
     8,100       White Mountains Insurance Group Ltd.                 2,875,500
                                                                    -----------
                                                                      5,749,910
                                                                    -----------

               RACING, INCLUDING TRACK OPERATIONS - 2.08%
    20,784       International Speedway Corp.                           848,611
                                                                    -----------

               REAL ESTATE OPERATIONS - 1.23%
   570,500       Homefed Corp.*                                         502,040
                                                                    -----------


    The accompanying notes are an integral part of the financial statements.


                                       2


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THE FAIRHOLME FUND
================================================================================
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                        May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

    SHARES                                                          MARKET VALUE
    ------                                                          ------------
               RETAIL APPAREL - 0.72%
    14,000       TJX Cos., Inc.                                     $   295,260
                                                                    -----------

               SAVINGS & LOANS - 0.35%
     5,000       New York Community Bancorp, Inc.                       142,050
                                                                    -----------

TOTAL COMMON STOCKS (COST $22,477,040).............................. 28,170,622
                                                                    -----------

               CLOSED-END MUTUAL FUNDS - 2.94%
    35,000       Boulder Total Return Fund                              641,200
    30,003       Gladstone Capital Corp.                                558,056
                                                                    -----------

TOTAL CLOSED-END MUTUAL FUNDS (COST $970,599).......................  1,199,256
                                                                    -----------

               FOREIGN INVESTMENTS - 2.76%
   350,000       JZ Equity Partners PLC**                               800,559
    24,600       Onex Corp.***                                          325,876
                                                                    -----------

TOTAL FOREIGN INVESTMENTS (COST $1,119,524).........................  1,126,435
                                                                    -----------

               U.S. TREASURY OBLIGATIONS - 17.29%
 2,000,000       Treasury Bill 06/06/2002                             1,999,451
 2,000,000       Treasury Note 3.00%, 11/30/2003                      2,000,420
 3,000,000       Treasury Note 4.00%, 04/30/2003                      3,048,173
                                                                    -----------

TOTAL U.S TREASURY OBLIGATIONS (COST $7,048,469)....................  7,048,044
                                                                    -----------

               CASH EQUIVALENTS - 8.95%

               MONEY MARKET FUNDS
 3,649,661       UMB Money Market                                     3,649,661
                                                                    -----------

TOTAL CASH EQUIVALENTS (COST $3,649,661)............................  3,649,661
                                                                    -----------

               TOTAL INVESTMENTS (COST $35,265,293) - 101.05%        41,194,018
                                                                    -----------

               LIABILITIES IN EXCESS OF OTHER ASSETS - (1.05)%         (428,584)
                                                                    -----------

NET ASSETS - 100.00%................................................$40,765,434
                                                                    ===========

*  Non-Income Producing Securities
** United Kingdom Security Denominated in U.S. Dollars
***Canadian Security Denominated in U.S. Dollars


    The accompanying notes are an integral part of the financial statements.


                                       3

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THE FAIRHOLME FUND
================================================================================
                                               STATEMENT OF ASSETS & LIABILITIES
                                                        May 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
   Investments, at market value (cost - $35,265,293)                $41,194,018
   Cash                                                                     497
   Dividends and Interest Receivable                                     17,009
   Receivable for Capital Shares Purchased                               88,900
                                                                    -----------
      Total Assets                                                   41,300,424
                                                                    -----------

LIABILITIES
   Payable for Investments Purchased                                    501,755
   Payable for Capital Shares Redeemed                                       --
   Accrued Management Fees                                               33,235
                                                                    -----------
      Total Liabilities                                                 534,990
                                                                    -----------

NET ASSETS
   Paid-In Capital                                                   33,979,038
   Undistributed Net Investment Income                                  (25,460)
   Net Accumulated Realized Gain/(Loss) on Investments                  883,131
   Net Unrealized Appreciation/(Depreciation) on Investments          5,928,725
                                                                    -----------

NET ASSETS:                                                         $40,765,434
                                                                    ===========

Capital Shares of Beneficial Interest Outstanding                     2,515,761
                                                                    -----------
Net Asset Value Per Share                                           $     16.20
                                                                    ===========


    The accompanying notes are an integral part of the financial statements.


                                       4

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THE FAIRHOLME FUND
================================================================================
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                    FOR THE SIX
                                                                    MONTHS ENDED
                                                                    MAY 31, 2002
                                                                    (UNAUDITED)
                                                                    -----------
INVESTMENT INCOME
   Interest and Dividends                                           $   153,033
                                                                    -----------
      Total Investment Income                                           153,033
                                                                    -----------

EXPENSES
   Management Fees (Note 3)                                             165,660
                                                                    -----------
   Total Expenses                                                       165,660
                                                                    -----------
      Net Investment Income                                             (12,627)
                                                                    -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
      Realized Gain/(Loss) on Investments                               883,100
      Unrealized Appreciation/(Depreciation) on Investments           1,771,844
                                                                    -----------
   Net Realized and Unrealized Gain/(Loss) on Investments             2,654,944
                                                                    -----------

NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:              $ 2,642,317
                                                                    ===========


    The accompanying notes are an integral part of the financial statements.


                                       5


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

THE FAIRHOLME FUND
=============================================================================================
                                                          STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------

                                                            FOR THE SIX         FOR THE
                                                           MONTHS ENDED        FISCAL YEAR
                                                           MAY 31, 2002           ENDED
                                                            (UNAUDITED)     NOVEMBER 30, 2001
                                                           ------------     -----------------
CHANGE IN NET ASSETS:
FROM OPERATIONS:
   Net Investment Income                                    $   (12,627)       $    56,268
   Net Realized Gain/(Loss) on Investments                      883,100            165,314
   Net Change Unrealized Appreciation/(Depreciation)          1,771,844          1,861,815
                                                            -----------        -----------
   Increase/(Decrease) in Net Assets from Operations          2,642,317          2,083,397
                                                            -----------        -----------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                        (55,270)           (41,914)
   Net Realized Gains from Security Transactions               (165,284)          (266,851)
                                                            -----------        -----------
   Net Decrease in Net Assets from Distributions               (220,554)          (308,765)
                                                            -----------        -----------

FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from Sale of Shares                              11,198,443         14,301,172
   Shares Issued in Reinvestment of Dividends                   219,557            308,371
   Cost of Shares Redeemed                                   (1,827,110)        (1,541,315)
                                                            -----------        -----------
   Net Increase in Net Assets from Shareholder Activity       9,590,890         13,068,228
                                                            -----------        -----------

NET ASSETS:
Increase in Net Assets                                       12,012,653         14,842,860
Net Assets at Beginning of Period                            28,752,781         13,909,921
                                                            -----------        -----------
Net Assets at End of Period (including accumulated
    undistributed net investment income of $(25,460) and
    $42,438 respectively)                                   $40,765,434        $28,752,781
                                                            ===========        ===========


CAPITAL SHARE TRANSACTIONS:
   Issued                                                       702,077            976,437
   Reinvested                                                    14,239             20,992
   Redeemed                                                    (118,642)          (106,147)
                                                            -----------        -----------
Net Increase/(Decrease) in Shares                               597,674            891,292
Shares Outstanding at Beginning of Period                     1,918,087          1,026,805
                                                            -----------        -----------
Shares Outstanding at End of Period                           2,515,761          1,918,087
                                                            ===========        ===========


    The accompanying notes are an integral part of the financial statements.


                                       6


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

THE FAIRHOLME FUND
===================================================================================================================
                                                                                               FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------

                                                             FOR THE             FOR THE        DECEMBER 29, 1999*
                                                        SIX MONTHS ENDED    FISCAL YEAR ENDED           TO
                                                          MAY 31, 2002      NOVEMBER 30, 2001    NOVEMBER 30, 2000
                                                        ----------------    -----------------   ------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $14.99              $13.55                $10.00
                                                             ------              ------                ------

INVESTMENT OPERATIONS
   Net Investment Income/(Loss)                               (0.01)               0.05                  0.05
   Net Realized and Unrealized Gain/(Loss)
      on Investments                                           1.34                1.67                  3.50
                                                             ------              ------                ------
         Total from Investment Operations                      1.33                1.72                  3.55
                                                             ------              ------                ------

DISTRIBUTIONS
   From Net Investment Income                                 (0.03)              (0.04)                 0.00
   From Realized Capital Gains                                (0.09)              (0.24)                 0.00
                                                             ------              ------                ------
         Total Distributions                                  (0.12)              (0.28)                 0.00
                                                             ------              ------                ------

NET ASSET VALUE, END OF PERIOD                               $16.20              $14.99                $13.55
                                                             ======              ======                ======

TOTAL RETURN                                                   8.89%              12.75%                35.50%

Ratios/Supplemental Data
   Net assets, End of Period (in 000's)                     $40,765             $28,753               $13,910
   Ratio of Expenses to Average Net Assets**                   1.00%               1.00%                 1.00%
   Ratio of Net Investment Income/(Loss) to
      Average Net Assets**                                    (0.08)%              0.24%                 0.46%
   Portfolio Turnover Rate**                                  18.48%              29.40%                45.88%


 *Commencement of Operations
**Annualized


    The accompanying notes are an integral part of the financial statements.


                                       7


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THE FAIRHOLME FUND
================================================================================
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                    May 31, 2002
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

Fairholme Funds Inc. (the "Company"), a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management Investment Company. The Company's Articles of Incorporation permit the Board to issue 100,000,000 shares of common stock at .0001 par value. The Board of Directors has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any shares not issued with the respect to such series. Shares of one series have been authorized, which shares constitute the interests in the The Fairholme Fund (the "Fund"). The Fund's investment objective is to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing in common stocks without restrictions regarding market capitalization. The Fund will invest 75% of total net assets in U.S. common stocks and intends to hold a focused portfolio of no more than 25 stocks.


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Directors of the Company.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Directors of the Company. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Adviser has determined will represent fair value.

Federal Income Taxes: The Fund intends to qualify each year as a "Regulated Investment Company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.


                                       8


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THE FAIRHOLME FUND
================================================================================
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                                    May 31, 2002
--------------------------------------------------------------------------------

Dividends and Distributions: The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date plus one. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrued basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


NOTE 3. RELATED PARTY TRANSACTIONS

Fairholme Capital Management, L.L.C (the "Adviser"), serves as investment adviser to the Fund. The Adviser is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Adviser's principal business and occupation is to provide financial management and advisory services to individuals, corporations, and other institutions throughout the world. The Fund pays the Adviser for its advisory and administrative services, an annualized management fee equal to 1.00% (0.50% of which are investment advisory fees and 0.50% for administrative and other services) of the average net assets of the Fund, such fees to be computed daily based upon the daily average net assets of the Fund. The investment adviser received $165,660 for their services during the six months. Certain directors and officers of Fairholme Funds, Inc. are also members and officers of Fairholme Capital Management, LLC.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2002, National Financial Services Corp., for the benefit of its customers, owned over 65% of the Fund.


NOTE 4. INVESTMENTS

For the period ending May 31, 2002 purchases and sales of investment securities, other than short-term investments, aggregated $15,812,268 and $5,469,754, respectively. The gross unrealized appreciation for all securities totaled $6,115,982 and the gross unrealized depreciation for all securities totaled ($187,257) for a net unrealized appreciation of $5,928,725. The aggregate cost of securities for federal income tax purposes at May 31, 2002 was $35,265,076.


                                       9

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BOARD OF DIRECTORS
   Bruce R. Berkowitz
   Avivith Oppenheim, Esq.
   Keith D. Trauner
   Joel L. Uchenick
   Leigh Walters, Esq.

OFFICERS
   Bruce R. Berkowitz, President
   Keith D. Trauner, Secretary & Treasurer

INVESTMENT ADVISER
   Fairholme Capital Management, L.L.C.
   51 JFK Parkway
   Short Hills, NJ 07078
   Telephone: 973-379-6557

DIVIDEND PAYING AGENT,
SHAREHOLDERS' SERVICING AGENT,
TRANSFER AGENT
   CITCO-Quaker Fund Services, Inc.
   1288 Valley Forge Road, Suite 88
   Valley Forge, PA 19482
   Telephone: 866-202-2263

CUSTODIAN
   UMB Bank N.A.
   1010 Grand Boulevard
   Kansas City, MO 64106

INDEPENDENT AUDITORS
   McCurdy & Associates CPA's, Inc.
   27955 Clemens Road
   Westlake, OH 44145

This report is provided for the general information of the shareholders of The Fairholme Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

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